PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 20.8%
532,201  Vanguard Long-Term
Treasury ETF
$ 32,751,649
2.0
5,553,212
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
278,113,742
16.8
894,277  Xtrackers USD High
Yield Corporate Bond
ETF
33,016,707
2.0
Total Exchange-Traded
Funds
(Cost $336,333,145)
343,882,098
20.8
MUTUAL FUNDS : 79.1%
Affiliated Investment Companies : 79.1%
12,367,290  Voya U.S. Bond Index
Portfolio - Class I
115,386,815
7.0
4,087,264  Voya VACS Index
Series EM Portfolio
50,150,731
3.0
25,566,392  Voya VACS Index
Series I Portfolio
307,052,363
18.6
6,718,341  Voya VACS Index
Series MC Portfolio
82,702,783
5.0
49,407,047  Voya VACS Index
Series S Portfolio
704,050,423
42.5
4,186,363  Voya VACS Index
Series SC Portfolio
49,566,534
3.0
Total Mutual Funds
(Cost $1,044,959,930)
1,308,909,649
79.1
Total Long-Term
Investments
(Cost $1,381,293,075)
1,652,791,747
99.9
Total Investments in
Securities
(Cost $1,381,293,075) $ 1,652,791,747 99.9
Assets in Excess of
Other Liabilities 1,837,267 0.1
Net Assets $ 1,654,629,014 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 343,882,098 $ — $ — $ 343,882,098
Mutual Funds 1,308,909,649 — — 1,308,909,649
Total Investments, at fair value $ 1,652,791,747 $ — $ — $ 1,652,791,747
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 81,446,803 $ 62,685,852 $ (31,433,617) $ 2,687,777 $ 115,386,815 $ 3,020,318 $ (924,636) $ —
Voya VACS Index Series EM
Portfolio
74,204,147 4,714,213 (31,802,397) 3,034,768 50,150,731 1,739,412 1,519,792 —
Voya VACS Index Series I Portfolio
279,469,741 20,384,100 (18,702,570) 25,901,092 307,052,363 7,117,110 2,390,270 —
Voya VACS Index Series MC
Portfolio
61,327,936 36,486,875 (20,649,584) 5,537,556 82,702,783 779,293 2,678,653 272,672
Voya VACS Index Series S
Portfolio
613,015,712 92,593,313 (93,330,387) 91,771,785 704,050,423 8,434,858 28,325,401 3,244,176
Voya VACS Index Series SC
Portfolio
78,508,962 6,521,315 (35,263,349) (200,394) 49,566,534 920,348 2,491,980 473,708
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
252,224,782 22,195,062 — 3,693,898 278,113,742 9,074,676 — —
$ 1,440,198,083 $ 245,580,730 $ (231,181,904) $ 132,426,482 $ 1,587,023,391 $ 31,086,015 $ 36,481,460 $ 3,990,556
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 271,498,672
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 271,498,672